11008298

Received SEC
DEC 06 2011
Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

OEGNAS
001-35364

By Electronic Mail

December 6, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 5, 2011 The Nasdaq Stock Market (the "Exchange") received from Memorial Production Partners LP (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Units Representing Limited Partner Interests

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery